Business Combinations and Divestitures (Tables)	12 Months Ended
Dec. 31, 2022
Taulia Acquisition
Business Combinations
Schedule of recognized assets and Liabilities

€ millions
Intangible assets	157
Other identifiable assets	59
Total identifiable assets	216
Other identifiable liabilities	88
Total identifiable liabilities	88
Total identifiable net assets	128
Goodwill	577
Total consideration transferred	705

Schedule of impact on SAP's financials from acquisitions

€ millions	2022	Contribution of
	as Reported	Taulia
 Revenue	30,871	59
 Profit after tax	1,708	-38

Signavio
Business Combinations
Schedule of recognized assets and Liabilities

€ millions
Intangible assets	255
Other identifiable assets	73
Total identifiable assets	328
Other identifiable liabilities	108
Total identifiable liabilities	108
Total identifiable net assets	220
Goodwill	729
Total consideration transferred	949

Schedule of impact on SAP's financials from acquisitions

€ millions	2021	Contribution of 2021 Acquisitions
	as Reported
 Revenue	27,842	70
 Profit after tax	5,376	-89

Clarabridge
Business Combinations
Schedule of recognized assets and Liabilities

€ millions
Intangible assets	218
Other identifiable assets	84
Total identifiable assets	302
Other identifiable liabilities	107
Total identifiable liabilities	107
Total identifiable net assets	195
Goodwill	921
Total consideration transferred	1,116